Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2023	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
First service revenue			$ 65,000		$ 65,000		$ 10,000
Unearned revenue							32,000	10,000
Cash balances							57,670	10,014
Allowance for doubtful accounts							0	0
Cost of services			$ 5,200		$ 5,200		$ 800
Royalty percent							8.00%
Number of options							753,174	927,373
Reverse stock split							1-for-7 reverse stock split
IPO [Member]
Reverse stock split	completed a 1-for-7 reverse split of our common stock.
Common Stock [Member]
Number of options					507,717	484,525	56,242	486,571
Common Stock [Member] | IPO [Member]
Reverse stock split		completed a 1-for-7 reverse split of our common stock.